UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Russell L. Kamerman, Esq.
Dividend and Income Fund
11 Hanover Square, 12th Floor
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end:   December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments

	DIVIDEND AND INCOME FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2019
	(Unaudited)

Shares
	Common Stocks (108.09%)	Value
	Automotive Dealers and Gasoline Service Stations (2.36%)
4,200	AutoZone, Inc. (a)	$ 4,301,304

	Automotive Repair, Services, And Parking (1.43%)
7,000	AMERCO	2,600,570

	Building Materials, Hardware, Garden Supply, and Mobile Home Dealers (3.87%)
15,000	The Home Depot, Inc.	2,878,350
42,500	Tractor Supply Company	4,154,800
		7,033,150
	Business Services (2.00%)
36,700	Robert Half International Inc.	2,391,372
11,000	United Rentals, Inc. (a)	1,256,750
		3,648,122
	Chemical and Allied Products (6.43%)
13,500	Amgen Inc.	2,564,730
27,500	LyondellBasell Industries N.V. Class A	2,312,200
52,000	Prestige Consumer Healthcare Inc. (a)	1,555,320
80,000	Roche Holding Ltd. ADR	2,751,200
37,000	Westlake Chemical Corporation	2,510,820
		11,694,270
	Communications (9.64%)
79,000	AT&T Inc.	2,477,440
70,000	Comcast Corporation	2,798,600
110,000	Discovery, Inc. (a)	2,972,200
95,000	Sinclair Broadcast Group, Inc.	3,655,600
25,500	The Walt Disney Company	2,831,265
100,000	Viacom Inc. Class B	2,807,000
		17,542,105
	Depository Institutions (3.75%)
62,500	Citizens Financial Group, Inc.	2,031,250
20,500	Signature Bank Corp.	2,625,435
45,000	Wells Fargo & Company	2,174,400
		6,831,085
	Educational Services (1.10%)
17,500	Grand Canyon Education, Inc. (a)	2,003,925

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (11.44%)
24,000	Acuity Brands, Inc.	2,880,240
50,000	Applied Materials, Inc.	1,983,000
11,750	Broadcom Inc.	3,533,342
65,000	Intel Corporation	3,490,500
50,000	Methode Electronics, Inc.	1,439,000
40,000	Skyworks Solutions, Inc.	3,299,200
40,000	Taiwan Semiconductor Manufacturing Company Ltd.	1,638,400
24,000	Texas Instruments Incorporated	2,545,680
		20,809,362
	Fabricated Metal Products, except Machinery and Transportation Equipment (1.38%)
16,000	Snap-on Incorporated	2,504,320

	Food and Kindred Products (4.33%)
	Hormel Foods Corporation	-
20,000	Ingredion Incorporated	1,893,800
19,000	Sanderson Farms, Inc.	2,504,960
50,000	Tyson Foods, Inc.	3,471,500
		7,870,260
	Food Stores (1.08%)
80,000	The Kroger Co.	1,968,000

	General Merchandise Stores (3.51%)
55,000	Big Lots, Inc.	2,091,100
20,600	Dollar General Corporation	2,457,580
17,500	Dollar Tree, Inc. (a)	1,838,200
		6,386,880
	Health Services (1.18%)
14,000	Laboratory Corporation of America Holdings (a)	2,141,720

	Holding and other Investment Offices (1.07%)
65,000	Senior Housing Properties Trust	765,700
56,250	Tanger Factory Outlet Centers, Inc.	1,180,125
		1,945,825
	Home Furniture, Furnishings, and Equipment Stores (1.48%)
48,000	Williams-Sonoma, Inc.	2,700,960

	Industrial and Commercial Machinery and Computer Equipment (4.31%)
20,500	Apple Inc.	3,893,975
18,000	Eaton Corporation plc	1,450,080
14,000	Lam Research Corporation	2,506,140
		7,850,195
	Insurance Carriers (1.67%)
33,000	Prudential Financial, Inc.	3,032,040

	Metal Mining (0.94%)
150,100	Fresnillo plc	1,703,179

	Miscellaneous Retail (1.60%)
50,000	The Michaels Companies, Inc. (a)	571,000
37,000	Walgreens Boots Alliance, Inc.	2,340,990
		2,911,990
	Motor Freight Transportation And Warehousing (1.17%)
21,000	J.B. Hunt Transport Services, Inc.	2,127,090

	Non-Depository Credit Institutions (4.16%)
11,500	Credit Acceptance Corporation (a)	5,197,195
33,350	Discover Financial Services	2,373,186
		7,570,381
	Paper and Allied Products (2.20%)
28,000	Packaging Corporation of America	2,782,640
31,755	Schweitzer-Mauduit International, Inc.	1,229,554
		4,012,194
	Petroleum Refining and Related Industries (0.90%)
19,325	Valero Energy Corporation	1,639,340

	Pipelines, Except Natural Gas (0.54%)
27,108	Enbridge Inc.	982,936

	Primary Metal Industries (0.67%)
32,500	Worthington Industries, Inc.	1,212,900

	Railroad Transportation (1.15%)
18,000	Kansas City Southern	2,087,640

	Security and Commodity Brokers, Dealers, Exchanges, and Services (8.77%)
16,000	Affiliated Managers Group, Inc.	1,713,760
18,000	Ameriprise Financial Inc.	2,305,800
4,700	BlackRock, Inc.	2,008,639
65,000	Cohen & Steers, Inc.	2,747,550
4,463	Diamond Hill Investment Group, Inc.	624,820
41,500	Lazard Ltd. Class A	1,499,810
45,000	SEI Investments Company	2,351,250
27,000	T. Rowe Price Group, Inc.	2,703,240
		15,954,869
	Stone, Clay, Glass, And Concrete Products (1.09%)
53,000	Apogee Enterprises, Inc.	1,986,970

	Tobacco Products (3.77%)
40,000	Altria Group, Inc.	2,297,200
50,000	British American Tobacco p.l.c.	2,086,000
28,000	Philip Morris International Inc.	2,474,920
		6,858,120
	Transportation by Air (5.11%)
42,000	Alaska Air Group, Inc.	2,357,040
19,700	Allegiant Travel Company	2,550,559
80,000	Hawaiian Holdings, Inc.	2,100,000
44,000	Southwest Airlines Co.	2,284,040
		9,291,639
	Transportation Equipment (9.71%)
4,700	Huntington Ingalls Industries, Inc.	973,840
22,500	LCI Industries	1,728,450
14,000	Lear Corporation	1,899,940
53,000	Magna International Inc.	2,580,570
32,500	Oshkosh Corporation	2,441,725
60,000	PACCAR Inc.	4,088,400
20,000	Thor Industries, Inc.	1,247,400
20,500	WABCO Holdings Inc. (a)	2,702,515
		17,662,840
	Wholesale Trade - Durable Goods (1.69%)
38,000	TE Connectivity Ltd.	3,068,500

	Wholesale Trade - Nondurable Goods (2.59%)
26,750	AmerisourceBergen Corporation	2,127,160
27,000	Cardinal Health, Inc.	1,300,050
11,000	McKesson Corporation	1,287,660
		4,714,870

	Total common stocks (Cost $179,202,146)	196,649,551

Principal
Amount
	Corporate Bonds and Notes (0.23%)
	Electric Services (0.23%)
381,381	Elwood Energy LLC, 8.159%, 7/5/26 (Cost $385,986)	415,705

Shares
	Reorganization Interests (0.00%)
813,527	Penson Technologies LLC Units (a) (b) (Cost $ 0)	0

	Master Limited Partnership (1.69%)
	Electric, Gas, and Sanitary Services (0.64%)
40,000	Enterprise Products Partners LP Units	1,164,000

	Mining and Quarrying of Nonmetallic Minerals, Except Fuels (1.05%)
75,268	Ciner Resources LP	1,900,517

	Total master limited partnerships (Cost $2,498,438)	3,064,517

	Preferred Stocks (3.64%)
	Holding and other Investment Offices (3.44%)
15,000	Ashford Hospitality Trust, Inc., 7.50 % Series H	347,250
110,000	CBL & Associates Properties, Inc., 7.375% Series D	1,068,100
80,000	CBL & Associates Properties, Inc., 6.625% Series E	724,000
15,000	Cedar Realty Corp., 6.50% Series C	318,750
20,000	Colony Capital, Inc., 7.15% Series I	452,600
12,000	Hersha Hospitality Trust 6.50% Series D	274,680
12,000	Hersha Hospitality Trust 6.50% Series E	286,560
20,000	Kimco Realty Corp., 5.125% Series L	471,400
20,000	Kimco Realty Corp., 5.25% Series M	466,000
35,000	Pennsylvania REIT, 6.875% Series D	745,850
7,500	Public Storage Depositary Shares, 4.95% Series D	182,775
26,168	Public Storage Depositary Shares, 4.90% Series E	622,537
9,000	Washington Prime Group, Inc., 7.50% Series H	198,630
5,000	Washington Prime Group, Inc., 6.875% Series I	98,000
		6,257,132
	Water Transportation (0.20%)
15,000	Costamare, Inc., 8.75% Series D	366,150

	Total preferred stocks (Cost $7,451,258)	6,623,282

	Total investments (Cost $189,537,828) (113.65%) (c)	206,753,055
	Liabilities in excess of cash and other assets (-13.65%)	(24,834,753)

	Net assets (100.00%)	$ 181,918,302

(a) Non-income producing.
(b) Illiquid and/or restricted security that has been fair valued.
(c) The Fund's total investment portfolio value of $206,753,055  has been pledged as collateral for borrowings under the Fund's credit facility.  As of March 31, 2019, there was $25,141,726 in outstanding borrowing.

See notes to unaudited Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security’s value than an earlier price from the primary market or exchange. Accordingly, the Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees, called “fair value pricing.” Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available and reliable market quotation for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or traded.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 -  observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes – The fair value of corporate bonds and notes are normally estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s assets. Refer to the schedules of portfolio investments for detailed information on specific investments.

Assets	Level 1	Level 2	Level 3	Total
Investments, at value
Common stocks	$ 196,649,551	$ -	$ -	$ 196,649,551
Corporate bonds and notes	-	415,705	-	415,705
Reorganization interests	-	-	0	0
Master limited partnerships	3,064,517	-	-	3,064,517
Preferred stocks	6,623,282	-	-	6,623,282
Total investments, at value	$ 206,337,350	$ 415,705	$ 0	$ 206,753,055

There were no securities transferred from level 1 on December 31, 2018 to level 2 on March 31, 2019.

The following is a reconciliation of level 3 assets including securities valued at zero:

Reorganization Interests
Balance at December 31, 2018	$ 0
Proceeds from sales	-
Realized gain (loss)	-
Transfers into (out of) level 3	-
Change in unrealized depreciation	-
Balance at March 31, 2019	$ 0
Net change in unrealized depreciation attributable to assets still held as level 3 at March 31, 2019	$ -

The Investment Manager, under the direction of the Fund’s Board of Trustees, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company’s or issuer’s financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund’s Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of March 31, 2019:

	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Reorganization interests	$ 0	Cost; last known market value for predecessor securities; estimated recovery on liquidation	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
As of March 31, 2019, for federal income tax purposes, subject to change, the aggregate cost of securities was $ 189,537,828 and net unrealized appreciation was $17,215,227, comprised of gross unrealized appreciation of $27,560,279 and gross unrealized depreciation of $10,345,052. The aggregate cost of investments for tax purposes will depend upon the Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2019 were as follows:

	Acquisition Date	Cost	Value
Penson Technologies LLC	3/08/12	$ 0	$ 0
Percent of net assets		0%	0%

Market and Credit Risks
The Fund may invest in below investment grade securities (commonly referred to as “junk” bonds). Below investment grade securities are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. The risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of below investment grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for below investment grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of below investment grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. The relative illiquidity of some of these securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

Foreign Securities
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments which could adversely affect the value of such securities. Moreover, securities of foreign issuers and securities traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect U.S. investments in the securities of issuers domiciled in those countries.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 15, 2019

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 15, 2019

Exhibit Index

(a)   Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)